Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	MULTIMETAVERSE HOLDINGS LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	33,048,914
Amendment Flag	false
Entity Central Index Key	0001874074
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41587
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 7033, 7/F, Tower B
Entity Address, Address Line Two	No. 785 Hutai Road
Entity Address, City or Town	Jingan DistrictShanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200065
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 7033, 7/F, Tower B
Entity Address, Address Line Two	No. 785 Hutai Road
Entity Address, City or Town	Jingan District Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200065
Contact Personnel Name	Mr. Yiran Xu
City Area Code	+86 21
Local Phone Number	61853907
Contact Personnel Email Address	alex.xu@multi-metaverse.com
Class A Ordinary Shares
Document Information Line Items
Trading Symbol	MMV
Title of 12(b) Security	Class A ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Document Information Line Items
Trading Symbol	MMVWW
Title of 12(b) Security	Warrants to purchase Class A ordinary shares
Security Exchange Name	NASDAQ